Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Balances and Transactions [Abstract]
Schedule of Related Parties Relationships	Related parties’ relationships as follows:
Name	Relationship
Hongyu Zhang	Shareholder; director of various subsidiaries
Limin Liu	Chief Executive Officer
Bingzhong Wang	Director of the Company
Ming Ni	Chief Operating Officer
Mangyue Sun	Legal representative and shareholder of Taikexi
Liqing Zheng	Employee of Hangzhou Longyun
Yang Xu	Employee of Hangzhou Longyun
Fang Qin	Spouse of Mangyue Sun
Mrs. Wang	Spouse of Bingzhong Wang
HangZhou TianQi Network Technology Co. Ltd.	Common control by legal representative and shareholder of Taikexi, Mangyue Sun
Hangzhou Yuao Venture Capital Co., Ltd	Common control by legal representative of Guanpeng
Zhejiang Getai Curtain Wall Decoration Engineering Co., Ltd.	Common control by Wei Wang
Antalpha	Non-controlling interest of Metalpha before November 30, 2022, and minority shareholder of the Company after October 1, 2022
LSQ Investment Fund SPC - Next Generation Fund I SP	Bingzhong Wang act as director of the Company while LSO Capital Limited as Sub-Investment Manager
Antpool Technologies Limited	Shareholder of Antalpha

Schedule of Related Parties’ Transactions	Related parties’ transactions are consisted of the following:
	For the years ended March 31,
	2023	2022
Continuing operation	US$	US$
a. Derivative products transactions
Derivative products entered with Antalpha	249,737,146	8,735,145
Derivative products expired to Antalpha	(255,937,255)	(2,533,106)
Derivative products entered with Mrs. Wang	4,768,863	—
Derivative products expired to Mrs. Wang	(4,727,321)	—
Derivative products entered with Ming Ni	60,743	—
Derivative products expired to Ming Ni	(60,743)	—
Derivative products entered with LSQ Investment Fund SPC - Next Generation Fund I SP	4,640,000	—
Derivative products expired to LSQ Investment Fund SPC - Next Generation Fund I SP	(85,586)	—

b. Digital assets payables
Antalpha	21,127,674	6,200,109
Mrs. Wang	1,726,537	—
Total	22,854,211	6,200,109

c. Payables to customer
Antalpha Technologies Limited	4,624,228	—
Antpool Technologies Limited	91,101	—
Mrs. Wang	496,899	—
LSQ Investment Fund SPC - Next Generation Fund I SP	5,181,437	—
Total	10,393,665	—
Discontinued operation
a. Interest income derived from:
Hangzhou Yuao Venture Capital Co., Ltd	—	80,294

b. Loan receivables – related parties
Hangzhou Yuao Venture Capital Co., Ltd	—	2,245,200

c. Business transaction
Consideration on the disposal of business to Liqing Zheng and Yang Xu	1	—

dd. Other related parties payables
HangZhou TianQi Network Technology Co. Ltd.	—	46,696
Zhejiang Getai Curtain Wall Decoration Engineering Co., Ltd.	—	205,070
Mangyue Sun	—	23,662
Fang Qin	—	47,324
Total	—	322,752